Common Stock - Schedule of Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Opening	7,529,063	6,020,392
Number of Options, Granted	1,334,379	5,783,942
Number of Options, Cancelled	(458,986)	(3,978,900)
Number of Options, Exercised	(28,281)	(296,371)
Number of Options, Ending balance	8,376,175	7,529,063	6,020,392
Number of Options, Exercisable	5,110,692	4,366,874
Number of Options vested and expected to vest	8,376,175	7,529,063
Weighted- Average Exercise Price Per Share, Opening	$ 3.89	$ 4.53
Weighted- Average Exercise Price Per Share, Granted	11.58	4.4
Weighted- Average Exercise Price Per Share, Cancelled	4.55	5.85
Weighted- Average Exercise Price Per Share, Exercised	3.73	0.89
Weighted- Average Exercise Price Per Share, Closing	5.08	3.89	$ 4.53
Weighted- Average Exercise Price Per Share, Exercisable	3.77	3.52
Weighted- Average Exercise Price Per Share, Options vested and expected to vest	$ 5.08	$ 3.89
Weighted- Average Remaining Contractual Term, Closing	7 years 1 month 17 days	7 years 3 months 10 days	7 years 3 months
Weighted- Average Remaining Contractual Term, Exercisable	5 years 11 months 26 days	6 years 1 month 9 days
Weighted- Average Remaining Contractual Term, Options vested and expected to vest	7 years 1 month 17 days	7 years 3 months 10 days
Aggregate Intrinsic Value, Opening	$ 4,020	$ 13,878
Aggregate Intrinsic Value, Closing	54,482	4,020	$ 13,878
Aggregate Intrinsic Value, Exercisable	39,901	4,020
Aggregate Intrinsic Value, Options vested and expected to vest	$ 54,482	$ 4,020